Schedule of Revenues, Based on the Customer’s Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,714	$ 8,811
UNITED STATES
Disaggregation of Revenue [Line Items]
Total revenue	7,342	8,544
Non-US [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 372	$ 267